Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Royalty, stream and other interests
		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	Disposal	Ending	Opening	Depletion	Disposal	Ending	Carrying Amount
		$	$	$	$	$	$	$	$	$
Wonmunna	Australia	-	14,527,467	-	14,527,467	-	(830,176)	-	(830,176)	13,697,291
Janet Ivy	Australia	2,494,285	-	-	2,494,285	(29,633)	-	-	(29,633)	2,464,652
Koolyanobbing	Australia	2,487,741	161,997	-	2,649,738	(797,157)	(401,086)	-	(1,198,243)	1,451,495
South Railroad	USA	2,316,757	-	-	2,316,757	(37,581)	(42,233)	-	(79,814)	2,236,943
Limpopo	South Africa	-	1,150,828	-	1,150,828	-	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	-	953,349
Brits	South Africa	764,016	-	-	764,016	-	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	(18,587)	(509,633)	-	(528,220)	178,205
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(70,767)	(22,870)	-	(93,637)	382,086
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	-	311,742
Cardinia	Australia	-	302,850	-	302,850	-	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(37,101)	(38,020)	-	(75,121)	187,207
Montanore	USA	61,572	-	-	61,572	-	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	-	210,701
Other	Australia	1,606,079	-	-	1,606,079	-	-	-	-	1,606,079
Other	Peru	1,500,000	45,609	-	1,545,609	-	-	-	-	1,545,609
Other	Canada	60,018	890,146	-	950,164	-	-	-	-	950,164

Total		18,616,515	17,078,897	-	35,695,412	(990,826)	(1,844,018)	-	(2,834,844)	32,860,568
		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	Disposal	Ending	Opening	Depletion	Disposal	Ending	Carrying Amount
		$	$	$	$	$	$	$	$	$
Janet Ivy	Australia	-	2,494,285	-	2,494,285	-	(29,633)	-	(29,633)	2,464,652
Koolyanobbing	Australia	1,130,010	1,357,731	-	2,487,741	-	(797,157)	-	(797,157)	1,690,584
South Railroad	USA	-	2,316,757	-	2,316,757	-	(37,581)	-	(37,581)	2,279,176
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	-	1,130,068
Bullabulling	Australia	-	953,349	-	953,349	-	-	-	-	953,349
Brits	South Africa	764,016	-	-	764,016	-	-	-	-	764,016
Otto Bore	Australia	-	583,612	-	583,612	-	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	-	(18,587)	-	(18,587)	687,838
Lynn Lake (MacLellan)	Canada	-	873,088	-	873,088	-	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(9,338)	(61,429)	-	(70,767)	404,956
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	-	311,742
Brauna	Brazil	262,328	-	-	262,328	(11,498)	(25,603)	-	(37,101)	225,227
Montanore	USA	-	61,572	-	61,572	-	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	-	210,701
Graphmada	Madagascar	188,437	-	(188,437)	-	-	(2,602)	2,602	-	-
Other	Australia	1,386,276	302,758	(82,955)	1,606,079	-	-	-	-	1,606,079
Other	Peru	500,000	1,000,000	-	1,500,000	-	-	-	-	1,500,000
Other	Canada	-	60,018	-	60,018	-	-	-	-	60,018

Total		8,884,737	10,003,170	(271,392)	18,616,515	(20,836)	(972,592)	2,602	(990,826)	17,625,689

Schedule of Royalty, stream and other interests carrying amounts
	December 31, 2022	December 31, 2021
	$	$
Australia	24,462,805	10,724,623
USA	2,298,515	2,340,748
South Africa	1,914,844	764,016
Nigeria	178,205	687,838
Brazil	637,338	675,358
Canada	1,823,252	933,106
Peru	1,545,609	1,500,000

	32,860,568	17,625,689